Expense Example - Global X Funds Member - Global X China Semiconductor ETF - Global X China Semiconductor ETF Class	Nov. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208